Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of income tax [text block]	34 – Income Taxes Income tax expense/(benefit) in € m. 2024 2023 2022 Current tax expense (benefit): Tax expense (benefit) for current year 1,330 1,284 919 Adjustments for prior years (16) 56 (132) Total current tax expense (benefit) 1,314 1,340 787 Deferred tax expense (benefit): Origination and reversal of temporary differences, unused tax losses and tax credits 900 1,158 381 Effect of changes in tax law and/or tax rate 23 7 (19) Adjustments for prior years (13) (1,002) (1,256) Total deferred tax expense (benefit) 909 163 (894) Total income tax expense (benefit) 2,223 1,503 (107) Total deferred tax expense/(benefit) includes benefits from previously unrecognized tax losses (tax credits/deductible temporary differences) and the reversal of previous write-downs and expenses arising from write-downs of deferred tax assets. The deferred tax expense/(benefit) was positively impacted by € 16 million in 2024, by € 1.1 billion in 2023 and by € 1.4 billion in 2022. The Global Minimum Taxation Rules or Pillar 2 rules became applicable to Deutsche Bank starting in 2024, with Deutsche Bank AG as the ultimate parent. The bank is required to annually determine the global minimum tax or Pillar 2 liability for group entities in close to 60 jurisdictions. Temporary relief from detailed Pillar 2 calculations, which is determined on a jurisdiction-by-jurisdiction basis, may be available under transitional safe harbor provisions. These safe harbor provisions, which are applicable in tax years 2024-2026, are based on the bank’s country-by-country reports filed annually with the German tax authorities and certain other financial data. Uncertainties remain regarding the application of the Pillar 2 rules, further legislative developments and interpretative guidance in many countries are expected over time, and implementation efforts are ongoing. The bank has estimated the potential impact on its financial position for 2024 on a best effort basis and recognized a Pillar 2 related current tax expense of € 3 million. The assessment considered a number of qualitative and quantitative factors applicable to 2024: (1) the bank’s blended statutory tax rate across all applicable jurisdictions amounted to 28% , which is significantly higher than the minimum tax rate of 15%; (2) only 6 countries applied a statutory tax rate of less than 15 % to the bank’s operations; and (3) based on an analysis of the most recently available country-by-country data, the bank is estimated to qualify for relief under the transitional safe harbor provisions in most of the jurisdictions it operates in. Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit) in € m. 2024 2023 2022 Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2023 and 31.3% for 2022) 2,098 2,490 1,705 Foreign rate differential (192) (85) (115) Tax-exempt gains on securities and other income (246) (319) (217) Loss (income) on equity method investments (6) 0 (12) Nondeductible expenses 520 392 429 Impairments of goodwill 0 55 (0) Changes in recognition and measurement of deferred tax assets1 (59) (1,238) (1,891) Effect of changes in tax law and/or tax rate 23 7 (19) Effect related to share-based payments (1) 0 (5) Other1 85 201 18 Actual income tax expense (benefit) 2,223 1,503 (107) 1 Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”. The domestic income tax rate, including corporate tax, solidarity surcharge, and trade tax, used for calculating deferred tax assets and liabilities was 31.3 % for 2024, 20223 and 2022. Changes in recognition and measurement of deferred tax assets in 2023 mainly included the effect of the recognition of previously unrecognized deferred tax assets in the U.K. and in 2022 mainly in the U.S. In determining the amount of deferred tax assets, the Group uses historical tax capacity and profitability information and, if relevant, forecasted operating results based upon approved business plans, including a review of the eligible carry-forward periods, available tax planning opportunities and other relevant considerations. The Group is under continuous examinations by tax authorities in various jurisdictions. “Other” in the preceding table includes the effects of these examinations by the tax authorities. Income taxes credited or charged to equity (other comprehensive income/additional paid in capital) in € m. 2024 2023 2022 Actuarial gains (losses) related to defined benefit plans (115) 137 (642) Net fair value gains (losses) attributable to credit risk related to financialliabilities designated as at fair value through profit or loss 54 18 (25) Financial assets mandatory at fair value through other comprehensive income: Unrealized net gains (losses) arising during the period 113 59 312 Realized net gains (losses) arising during the period (reclassified to profit or loss) 13 1 (61) Derivatives hedging variability of cash flows: Unrealized net gains (losses) arising during the period 73 (132) 229 Net gains (losses) reclassified to profit or loss (64) (110) (18) Other equity movement: Unrealized net gains (losses) arising during the period 141 151 192 Net gains (losses) reclassified to profit or loss 6 0 0 Income taxes credited (charged) to other comprehensive income 221 124 (13) Other income taxes credited (charged) to equity 104 50 25 Major components of the Group’s gross deferred tax assets and liabilities in € m. Dec 31, 2024 Dec 31, 2023 Deferred tax assets: Unused tax losses 3,966 4,747 Unused tax credits 172 23 Deductible temporary differences: Trading activities, including derivatives 3,634 2,927 Employee benefits, including equity settled share based payments 1,755 1,828 Accrued interest expense 1,477 999 Loans and borrowings, including allowance for loans 846 949 Leases 857 855 Intangible Assets 52 80 Fair value OCI (IFRS 9) 496 332 Other assets 525 485 Other provisions 237 88 Other liabilities 6 6 Total deferred tax assets pre offsetting 14,023 13,319 Deferred tax liabilities: Taxable temporary differences: Trading activities, including derivatives 4,874 3,970 Employee benefits, including equity settled share based payments 324 291 Loans and borrowings, including allowance for loans 538 617 Leases 762 758 Intangible Assets 752 717 Fair value OCI (IFRS 9) 45 43 Other assets 270 272 Other provisions 292 89 Other liabilities 38 40 Total deferred tax liabilities pre offsetting 7,895 6,797 Deferred tax assets on unused tax credits included € 151 million and € 10 million as of December 31, 2024 and December 31, 2023 related to the corporate alternative minimum tax in the U.S. Deferred tax assets and liabilities, after offsetting in € m. Dec 31, 2024 Dec 31, 2023 Presented as deferred tax assets 6,702 7,039 Presented as deferred tax liabilities 574 517 Net deferred tax assets 6,128 6,522 The change in the balance of deferred tax assets and deferred tax liabilities might not equal the deferred tax expense/(benefit). In general, this is due to (1) deferred taxes that are booked directly to equity, (2) the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, (3) the acquisition and disposal of entities as part of ordinary activities and (4) the reclassification of deferred tax assets and liabilities which are presented otherwise on the face of the balance sheet as components of other assets and liabilities. Items for which no deferred tax assets were recognized in € m. Dec 31, 2024¹ Dec 31, 2023¹ Deductible temporary differences (39) (36) Not expiring (4,945) (5,119) Expiring in subsequent period (2) (28) Expiring after subsequent period (77) (55) Unused tax losses (5,024) (5,202) Expiring after subsequent period 0 0 Unused tax credits (1) (1) 1 Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes. Deferred tax assets were not recognized on these items because it is not probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. As of December 31, 2024 and December 31, 2023, the Group recognized deferred tax assets of € 4.0 billion and € 5.3 billion, respectively, that exceeded deferred tax liabilities in entities which have suffered a tax loss in either the current or preceding period. This is based on management’s assessment that it is probable that the respective entities will have taxable profits against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. In determining the amounts of deferred tax assets to be recognized, management uses historical profitability information and, if relevant, forecasted operating results, based upon approved business plans, including a review of the eligible carry-forward periods, tax planning opportunities and other relevant considerations. As of December 31, 2024 and December 31, 2023, the Group had temporary differences associated with the Group’s parent company’s investments in subsidiaries, branches and associates and interests in joint ventures of € 286 million and € 349 million respectively, in respect of which no deferred tax liabilities were recognized.